Financial Instrument - Risk Management and Fair Value - Summary of Gearing Ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [abstract]
Total debt (note 18)	$ 1,287,248	$ 1,174,581
Less: non-restricted cash and cash equivalents and short-term investments	(722,358)	(943,900)
Net debt	564,890	230,681
Total equity	1,840,679	1,895,126	$ 1,631,880	$ 1,388,166
Total capitalization	$ 2,405,569	$ 2,125,807
Gearing ratio	23.50%	10.90%